Segment Reporting (Details) - Schedule of Operating Income by Segment - Operating Segments One [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Graphite anode business [Member]
Revenue, Major Customer [Line Items]
Revenues, net	$ 20,467,706	$ 9,945,459
Peer-to-peer knowledge sharing and enterprise business [Member]
Revenue, Major Customer [Line Items]
Revenues, net	240,785	319,677
Member services [Member]
Revenue, Major Customer [Line Items]
Revenues, net	11,535	95,974
Comprehensive Tailored Services [Member]
Revenue, Major Customer [Line Items]
Revenues, net	672	93,059
Sponsorship Advertising Services [Member]
Revenue, Major Customer [Line Items]
Revenues, net
Consulting Services [Member]
Revenue, Major Customer [Line Items]
Revenues, net	198,833	6,440
Online Services [Member]
Revenue, Major Customer [Line Items]
Revenues, net		697
Other revenues [Member]
Revenue, Major Customer [Line Items]
Revenues, net	29,745	123,507
Other Segments [Member]
Revenue, Major Customer [Line Items]
Revenues, net	$ 20,708,491	$ 10,265,136